Schedule of investments
Delaware Ivy Total Return Bond Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 3.35%
Fannie Mae S.F. 20 yr 4.00% 8/1/42	111,408	$ 105,546
Fannie Mae S.F. 30 yr
3.50% 1/1/52	487,091	443,305
5.00% 9/1/52	594,469	586,248
5.50% 10/1/52	146,028	146,505

Freddie Mac S.F. 15 yr 4.50% 9/1/37	182,592	181,580
Freddie Mac S.F. 30 yr
4.00% 8/1/52	245,311	231,386
4.50% 9/1/52	308,210	296,955
5.00% 7/1/52	362,806	357,789
Total Agency Mortgage-Backed Securities (cost $2,419,861)		2,349,314

Corporate Bonds — 47.77%
Banking — 21.52%
ABN AMRO Bank 2.875% 1/18/28 μ	EUR	1,300,000	1,391,603
Banco Bradesco 144A 4.375% 3/18/27 #		200,000	192,084
Bank of America 6.204% 11/10/28 μ		475,000	491,278
Bank of New York Mellon
5.802% 10/25/28 μ		129,000	133,624
5.834% 10/25/33 μ		460,000	478,320
Barclays
2.00% 2/7/28 μ	EUR	900,000	956,677
7.325% 11/2/26 μ		585,000	606,582

Citigroup 5.61% 9/29/26 μ		415,000	417,212
Citizens Bank 6.064% 10/24/25 μ		1,210,000	1,224,509
DBS Group Holdings 1.50% 4/11/28 μ	EUR	400,000	423,966
Deutsche Bank 5.625% 5/19/31 μ	EUR	300,000	314,011
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	173,754
Fifth Third Bank 5.852% 10/27/25 μ		895,000	904,680
Huntington National Bank 5.65% 1/10/30		485,000	489,852
ING Groep
2.125% 5/26/31 μ	EUR	500,000	486,272
3.00% 4/11/28 μ	EUR	1,700,000	1,812,122

JPMorgan Chase & Co. 4.851% 7/25/28 μ		360,000	351,513
KeyCorp 4.789% 6/1/33 *, μ		184,000	174,270
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.95% 5/7/32 μ	EUR	500,000	$ 475,672
6.138% 10/16/26 μ		490,000	500,985
6.296% 10/18/28 μ		620,000	641,128
6.342% 10/18/33 μ		405,000	425,656
PNC Financial Services Group
5.671% 10/28/25 μ		225,000	227,556
6.20% 9/15/27 μ, ψ		645,000	631,939

SVB Financial Group 4.57% 4/29/33 *, μ		355,000	315,065
Truist Financial 6.123% 10/28/33 *, μ		429,000	452,747
US Bancorp 5.727% 10/21/26 μ		400,000	407,840
			15,100,917
Basic Industry — 2.60%
Celanese US Holdings
6.05% 3/15/25		205,000	204,376
6.165% 7/15/27		75,000	74,095

ELM for Firmenich International 3.75% 9/3/25 μ, ψ	EUR	500,000	510,805
ICL Group 144A 6.375% 5/31/38 #		333,000	327,821
Metinvest 8.50% 4/23/26		200,000	108,000
PPG Industries 2.75% 6/1/29	EUR	300,000	299,249
Westlake 1.625% 7/17/29	EUR	344,000	298,748
			1,823,094
Capital Goods — 2.19%
Holcim Finance Luxembourg 0.50% 4/23/31	EUR	600,000	479,526
Honeywell International 4.125% 11/2/34	EUR	200,000	212,114
Leonardo 2.375% 1/8/26	EUR	450,000	455,038
Raytheon Technologies 2.15% 5/18/30	EUR	150,000	139,333
Verallia 1.875% 11/10/31	EUR	300,000	251,315
			1,537,326
Communications — 0.66%
Charter Communications Operating 3.85% 4/1/61		75,000	43,641
CK Hutchison Group Telecom Finance 1.50% 10/17/31	EUR	200,000	164,683
CT Trust 144A 5.125% 2/3/32 #		200,000	175,907
NQ-IV052 [12/22] 2/23 (2742202)    1

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Discovery Communications 4.00% 9/15/55		130,000	$ 78,570
			462,801
Consumer Cyclical — 1.12%
B2W Digital 144A 4.375% 12/20/30 #		200,000	126,787
Ford Motor Credit
2.30% 2/10/25		200,000	182,916
2.90% 2/10/29		200,000	160,007

VICI Properties 4.95% 2/15/30		335,000	319,345
			789,055
Consumer Non-Cyclical — 1.96%
Central American Bottling 144A 5.25% 4/27/29 #		200,000	186,847
GE HealthCare Technologies
144A 5.60% 11/15/25 #		415,000	418,001
144A 5.65% 11/15/27 #		415,000	420,584

MHP Lux 6.95% 4/3/26		215,000	106,419
Zoetis 5.40% 11/14/25		240,000	245,056
			1,376,907
Electric — 3.55%
Duke Energy
2.55% 6/15/31		61,000	49,856
3.10% 6/15/28	EUR	300,000	301,227

Enel 1.875% 6/8/30 μ, ψ	EUR	600,000	460,713
Energo-Pro 144A 8.50% 2/4/27 #		200,000	183,495
Indianapolis Power & Light 144A 5.65% 12/1/32 #		620,000	637,842
Southern 1.875% 9/15/81 μ	EUR	300,000	252,089
Vistra Operations
144A 5.00% 7/31/27 #		580,000	539,570
144A 5.625% 2/15/27 #		68,000	64,659
			2,489,451
Energy — 3.71%
Energean Israel Finance 144A 4.875% 3/30/26 #		200,000	185,640
Energy Transfer 5.75% 2/15/33		310,000	303,889
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #		184,932	157,808
2.16% 3/31/34		184,932	157,808

KazTransGas JSC 144A 4.375% 9/26/27 #		235,000	212,959
Raizen Fuels Finance 144A 5.30% 1/20/27 #, *		389,000	378,485
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Targa Resources Partners 5.00% 1/15/28		320,000	$ 305,789
Thaioil Treasury Center 144A 2.50% 6/18/30 #		200,000	156,702
TotalEnergies 2.708% 5/5/23 μ, ψ	EUR	700,000	742,903
			2,601,983
Finance Companies — 0.81%
Air Lease 5.85% 12/15/27		400,000	400,254
Aviation Capital Group 144A 3.50% 11/1/27 #		195,000	170,627
			570,881
Financials — 0.87%
Aroundtown
1.45% 7/9/28 *	EUR	400,000	268,010
1.625% 1/31/28	EUR	200,000	141,743

Vonovia Finance 1.125% 9/14/34	EUR	300,000	203,446
			613,199
Insurance — 2.20%
Allianz 2.625% 10/30/30 μ, ψ	EUR	400,000	316,588
Aon 5.00% 9/12/32		200,000	198,400
AXA 5.125% 7/4/43 *, μ	EUR	500,000	538,965
Humana
5.75% 3/1/28		115,000	117,633
5.875% 3/1/33		175,000	181,219

Sagicor Financial 144A 5.30% 5/13/28 #		200,000	187,654
			1,540,459
Natural Gas — 1.03%
ENN Energy Holdings 144A 4.625% 5/17/27 #		200,000	194,558
Southern Co. Gas Capital 5.15% 9/15/32 *		538,000	529,671
			724,229
Real Estate Investment Trusts — 0.43%
Digital Stout Holding 3.75% 10/17/30	GBP	300,000	304,071
			304,071
Technology — 1.71%
Autodesk 2.40% 12/15/31 *		190,000	152,270
CDW 3.276% 12/1/28		180,000	154,446
Entegris Escrow 144A 4.75% 4/15/29 #		405,000	370,151

2    NQ-IV052 [12/22] 2/23 (2742202)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Oracle
5.80% 11/10/25 *		160,000	$ 163,760
6.15% 11/9/29		345,000	358,915
			1,199,542
Transportation — 2.93%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	200,000	181,770
Autostrade per l'Italia 2.00% 12/4/28	EUR	300,000	265,212
Babcock International Group 1.375% 9/13/27	EUR	300,000	268,243
International Consolidated Airlines Group 3.75% 3/25/29	EUR	300,000	248,077
Mileage Plus Holdings 144A 6.50% 6/20/27 #		252,016	251,110
Rumo Luxembourg 144A 5.25% 1/10/28 #		215,000	203,981
Rutas 2 and 7 Finance 144A 8.67% 9/30/36 #, ^		359,334	227,109
Wizz Air Finance 1.35% 1/19/24	EUR	400,000	407,451
			2,052,953
Utilities — 0.48%
Greenko Power II 144A 4.30% 12/13/28 #		190,896	160,320
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #		200,000	173,584
			333,904
Total Corporate Bonds (cost $36,337,884)			33,520,772

Sovereign Bonds — 34.13%Δ
Albania — 0.25%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	200,000	174,447
			174,447
Angola — 0.49%
Angolan Government International Bond 144A 8.75% 4/14/32 #		400,000	347,360
			347,360
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Armenia — 0.23%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		200,000	$ 159,945
			159,945
Bermuda — 0.88%
Bermuda Government International Bonds
144A 2.375% 8/20/30 #		250,000	212,134
144A 5.00% 7/15/32 #		200,000	199,131
5.00% 7/15/32		206,000	205,104
			616,369
Brazil — 0.23%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	1,000,000	162,311
			162,311
Canada — 2.48%
Canadian Government Bond 1.00% 6/1/27	CAD	2,600,000	1,737,987
			1,737,987
Chile — 0.55%
Chile Government International Bonds
3.10% 5/7/41		282,000	203,558
4.34% 3/7/42		219,000	185,852
			389,410
Colombia — 1.17%
Colombia Government International Bonds
4.50% 1/28/26		400,000	377,260
6.125% 1/18/41		553,000	441,723
			818,983
Dominican Republic — 1.05%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		400,000	342,028
144A 4.875% 9/23/32 #		267,000	222,627
6.50% 2/15/48 *		210,000	173,780
			738,435
Egypt — 0.26%
Egypt Government International Bond 5.25% 10/6/25		200,000	180,092
			180,092

NQ-IV052 [12/22] 2/23 (2742202)    3

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Finland — 1.43%
Finland Government Bond 144A 1.375% 4/15/27 #	EUR	1,000,000	$ 1,006,155
			1,006,155
Georgia — 0.26%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	181,723
			181,723
Germany — 2.99%
Bundesrepublik Deutschland Bundesanleihe
0.434% 8/15/50	EUR	1,450,000	812,821
1.293% 2/15/32	EUR	1,500,000	1,284,787
			2,097,608
Honduras — 0.23%
Honduras Government International Bond 144A 5.625% 6/24/30 #		200,000	161,318
			161,318
Indonesia — 1.38%
Indonesia Government International Bonds
1.40% 10/30/31	EUR	219,000	183,476
3.85% 10/15/30		416,000	390,284
4.65% 9/20/32		200,000	196,167
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		204,000	201,105
			971,032
Italy — 4.57%
Italy Buoni Poliennali Del Tesoro
0.35% 2/1/25	EUR	2,000,000	2,013,529
144A 0.60% 8/1/31 #	EUR	940,000	737,545
0.95% 6/1/32	EUR	580,000	455,779
			3,206,853
Ivory Coast — 0.92%
Ivory Coast Government International Bonds
4.875% 1/30/32	EUR	390,000	331,096
5.875% 10/17/31	EUR	350,000	315,289
			646,385
Kazakhstan — 0.26%
Kazakhstan Government International Bond 4.875% 10/14/44		200,000	179,472
			179,472
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Morocco — 0.95%
Morocco Government International Bonds
4.00% 12/15/50		590,000	$ 406,174
5.50% 12/11/42		300,000	258,680
			664,854
Netherlands — 0.53%
Netherlands Government Bond 144A 0.50% 7/15/32 #	EUR	430,000	372,312
			372,312
New Zealand — 2.48%
New Zealand Government Bond 4.25% 5/15/34	NZD	2,800,000	1,738,148
			1,738,148
Pakistan — 0.09%
Pakistan Water & Power Development Authority 7.50% 6/4/31		200,000	59,850
			59,850
Paraguay — 1.49%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #, *		278,000	224,226
144A 4.95% 4/28/31 #		625,000	606,330
5.60% 3/13/48		248,000	217,450
			1,048,006
Peru — 1.21%
Peruvian Government International Bond 2.392% 1/23/26		919,000	847,743
			847,743
Philippines — 0.43%
Philippine Government International Bond 0.25% 4/28/25	EUR	304,000	302,319
			302,319
Republic of North Macedonia — 0.31%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	262,000	220,342
			220,342
Senegal — 0.24%
Senegal Government International Bond 6.25% 5/23/33		200,000	165,874
			165,874

4    NQ-IV052 [12/22] 2/23 (2742202)

(Unaudited)
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
South Africa — 1.57%
Republic of South Africa Government International Bonds
5.75% 9/30/49		602,000	$ 444,777
5.875% 6/22/30 *		700,000	653,580
			1,098,357
Spain — 2.12%
Spain Government Bonds
144A 0.50% 10/31/31 #	EUR	1,120,000	933,857
144A 1.00% 10/31/50 #	EUR	120,000	67,211
144A 3.45% 7/30/43 #	EUR	490,000	487,238
			1,488,306
United Kingdom — 1.66%
United Kingdom Gilt
0.25% 7/31/31	GBP	600,000	543,703
0.875% 7/31/33	GBP	690,000	622,846
			1,166,549
Uzbekistan — 1.42%
Republic of Uzbekistan International Bonds
3.90% 10/19/31		625,000	515,625
5.375% 2/20/29		519,000	482,390
			998,015
Total Sovereign Bonds (cost $27,224,726)			23,946,560

Supranational Banks — 2.74%
Banque Ouest Africaine de Developpement
4.70% 10/22/31		200,000	171,350
5.00% 7/27/27		200,000	188,854

Corp Andina de Fomento 5.25% 11/21/25		200,000	199,778
European Investment Bank 5.50% 1/23/23	MXN	5,356,000	274,499
European Union 1.00% 7/6/32	EUR	1,230,000	1,088,533
Total Supranational Banks (cost $2,038,698)			1,923,014

US Treasury Obligations — 4.03%
US Treasury Notes
2.875% 5/15/32		1,080,000	995,625
4.00% 10/31/29		1,400,000	1,400,766
4.125% 10/31/27		210,000	210,787
4.125% 11/15/32		215,000	219,451
Total US Treasury Obligations (cost $2,910,474)			2,826,629

	Number of contracts	Value (US $)
Options Purchased — 0.04%
Foreign Currency Call Option — 0.01%
USD versus CNH, strike price $7.30 USD, expiration date 4/13/23, notional amount $23,472,566 (JPMCB) (JPMCB)	3,215,420	$ 8,293
Foreign Currency Put Options — 0.03%
EUR versus JPY , strike price $128 EUR, expiration date 5/23/23, notional amount $240,000,000 (JPMCB) (JPMCB)	1,875,000	16,049
EUR versus USD, strike price $0.70 EUR, expiration date 4/12/23, notional amount $523,215 (JPMCB) (JPMCB)	747,450	3
EUR versus USD, strike price $0.94 EUR, expiration date 4/12/23, notional amount $1,405,206 (JPMCB) (JPMCB)	1,494,900	864
EUR versus USD, strike price $0.97 EUR, expiration date 3/1/23, notional amount $2,572,974 (JPMCB) (JPMCB)	2,652,550	878
GBP versus USD, strike price $0.74 GBP, expiration date 4/12/23, notional amount $461,094 (JPMCB) (JPMCB)	623,100	6
GBP versus USD, strike price $1.04 GBP, expiration date 4/12/23, notional amount $1,296,048 (JPMCB) (JPMCB)	1,246,200	1,562
Total Options Purchased (cost $187,422)		27,655

NQ-IV052 [12/22] 2/23 (2742202)    5

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 5.41%
Money Market Mutual Funds — 5.41%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	949,225	$ 949,225
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	949,225	949,225
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	949,225	949,225
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	949,225	949,225
Total Short-Term Investments (cost $3,796,900)		3,796,900

Total Value of Securities Before Securities Lending Collateral and Options Written—97.47% (cost $74,915,965)		68,390,844■

Securities Lending Collateral — 2.49%
Money Market Mutual Fund — 2.49%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	1,749,793	1,749,793
Total Securities Lending Collateral (cost $1,749,793)		1,749,793
Number of contracts
Options Written — (0.01%)
Foreign Currency Call Option — (0.00%)
USD versus CNH, strike price 7.50 USD, expiration date 4/13/23, notional amount $(24,115,650) (JPMCB)	(3,215,420)	(4,274)
	Number of contracts	Value (US $)
Options Written (continued)
Foreign Currency Put Options — (0.01%)
GBP versus USD, strike price 0.94 GBP, expiration date 4/12/23, notional amount $(1,757,142) (JPMCB)	(1,869,300)	$ (418)
EUR versus JPY, strike price $118 EUR, expiration date 5/23/23, notional amount $(221,250,000) (JPMCB)	(1,875,000)	(4,955)
EUR versus USD, strike price 0.86 EUR, expiration date 4/12/23, notional amount $(1,928,421) (JPMCB)	(2,242,350)	(204)
EUR versus USD, strike price 0.93 EUR, expiration date 3/1/23, notional amount $(2,466,872) (JPMCB)	(2,652,550)	(210)
Total Options Written (premium received $95,182)		(10,061)

Obligation to Return Securities Lending Collateral — (2.49%)		(1,749,793)
Receivables and Other Assets Net of Liabilities — 2.55%★		1,788,020
Net Assets Applicable to 8,676,559 Shares Outstanding—100.00%		$70,168,803
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $13,133,968, which represents 18.72% of the Fund's net assets.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
6    NQ-IV052 [12/22] 2/23 (2742202)

(Unaudited)
■	Includes $3,460,527 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,834,153.
★	Includes $1,044,849 cash collateral held at broker for futures contracts as of December 31 2022.
NQ-IV052 [12/22] 2/23 (2742202)    7

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
, futures contracts and swap contracts
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CLP	222,655,500	USD	(246,436)	2/3/23	$15,109	$—
JPMCB	EUR	(21,700,925)	USD	22,667,701	1/20/23	—	(527,956)
JPMCB	EUR	2,100,000	USD	(2,179,743)	2/3/23	73,839	—
JPMCB	EUR	(1,421,000)	USD	1,474,959	2/3/23	—	(49,965)
JPMCB	GBP	(305,802)	USD	365,282	1/20/23	—	(2,790)
JPMCB	MXN	(5,678,167)	USD	286,973	2/3/23	—	(2,409)
TD	AUD	1,320,000	USD	(887,325)	1/20/23	8,654	—
TD	CAD	(2,476,083)	USD	1,861,323	1/20/23	32,416	—
TD	EUR	(5,845,925)	USD	6,102,678	1/20/23	—	(145,907)
TD	JPY	72,309,120	USD	(519,516)	1/20/23	30,112	—
TD	NZD	(2,800,000)	USD	1,722,498	1/20/23	—	(48,937)
Total Foreign Currency Exchange Contracts						$160,130	$(777,964)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
45	Australian Treasury 10 yr Bonds	$3,544,277	$3,735,808	3/15/23	$—	$(191,531)	$(7,613)
(10)	Canadian Treasury 10 yr Bonds	(905,096)	(930,332)	3/22/23	25,236	—	1,924
(37)	Euro-Bobl	(4,584,470)	(4,741,237)	3/8/23	156,767	—	17,501
(24)	Euro-BTP	(2,798,242)	(2,999,401)	3/8/23	201,159	—	29,353
(10)	Euro-Bund	(1,422,949)	(1,525,375)	3/8/23	102,426	—	11,653
(17)	Euro-Buxl	(2,461,050)	(2,915,229)	3/8/23	454,179	—	65,005
7	Euro-Oat	953,878	1,021,930	3/8/23	—	(68,052)	(8,892)
(22)	Euro-Schatz	(2,482,630)	(2,508,499)	3/8/23	25,869	—	3,138
2	Long 10 yr Gilt	241,548	252,118	3/29/23	—	(10,570)	247
23	Short Euro-BTP	2,587,845	2,628,023	3/8/23	—	(40,178)	(3,325)
(86)	US Treasury 2 yr Notes	(17,636,719)	(17,711,654)	3/31/23	74,935	—	13,438
51	US Treasury 5 yr Notes	5,504,414	5,513,665	3/31/23	—	(9,251)	(4,383)
110	US Treasury 10 yr Notes	12,352,656	12,432,693	3/22/23	—	(80,037)	(15,468)
67	US Treasury 10 yr Ultra Notes	7,924,844	7,960,850	3/22/23	—	(36,006)	(4,188)
(23)	US Treasury Ultra Bonds	(3,089,188)	(3,086,934)	3/22/23	—	(2,254)	11,500
Total Futures Contracts			$(2,873,574)		$1,040,571	$(437,879)	$109,890

8    NQ-IV052 [12/22] 2/23 (2742202)

(Unaudited)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.IG.39.V1 12/20/27-Quarterly	4,400,000	1.000%	$(35,068)	$(22,025)	$(13,043)	$—
			(35,068)	(22,025)	(13,043)	—
Total CDS Contracts			$(35,068)	$(22,025)	$(13,043)	$—
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
1	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
2	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
3	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(9,815).
Summary of abbreviations:
BTP – Buoni del Tesoro Poliennali
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
S.F. – Single Family
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
NZD – New Zealand Dollar
USD – US Dollar
NQ-IV052 [12/22] 2/23 (2742202)    9